Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments and risk management
Schedule of categories of financial assets and liabilities

The Company’s financial assets and liabilities are shown below:

	December 31,
	2020	2019	2018
Financial assets
Cash and cash equivalents	$17,286,374	18,662,765	17,901,845
Investment in securities at fair value through profit or loss	1,018,322	186,284	550,068
Investment in securities at fair value through other comprehensive income	937,715	315,761	—
Investments in life insurance	71,431	65,545	66,177
Trade receivables	2,704,058	2,523,092	2,444,013
Due from related parties	686	13,674	99
Other long-term receivables	193,689	173,488	171,222
Derivative financial instruments	—	18,098	6,570

Financial liabilities
Current and non-current financial debt	$(2,517,965)	(4,928,607)	(5,037,600)
Trade payables, sundry creditors and expenses payable	(5,049,103)	(4,491,171)	(4,593,344)
Current and non-current lease liabilities	(719,711)	(803,050)	—
Due to related parties	(80,842)	(76,704)	(147,514)
Derivative financial instruments	(194,181)	—	—

Schedule of credit risk exposure

The carrying amount of financial assets represents the maximum credit exposure, which as of the reporting date is as follows:

	December 31,
	2020	2019	2018
Cash and cash equivalents	$17,286,374	18,662,765	17,901,845
Investments in securities at fair value through profit or loss	1,018,322	186,284	550,068
Investment in securities at fair value through other comprehensive income	937,715	315,761	—
Investments in life insurance	71,431	65,545	66,177
Accounts receivable net of guarantees received	2,717,920	2,046,754	1,986,102
Derivative financial instruments	—	18,098	6,570
	$22,031,762	21,295,207	20,510,762

Schedule of maturity analysis for derivative financial liabilities

	December 31, 2020
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$5,049,103	—	—
Due to related parties	80,842	—	—
Derivative financial instruments	194,181	—	—
Lease liabilities	278,981	379,926	60,804
Financial debt, maturities at variable rates
In U.S. dollars	778,050	—	—
In pesos	279,510	1,460,405	—
Interest	85,340	44,613	—
Total financial liabilities	$6,746,007	1,884,944	60,804

	December 31, 2019
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,491,171	—	—
Due to related parties	76,704	—	—
Lease liabilities	149,538	598,040	55,472
Financial debt, maturities at variable rates
In U.S. dollars	2,831,191	—	—
In pesos	609,208	1,488,208	—
Interest	134,535	207,643	—
Total financial liabilities	$8,292,347	2,293,891	55,472

	December 31, 2018
	Less than 1 year	1 to 3 years	3 to 5 years
Trade payables, sundry creditors and expenses payable	$4,593,344	—	—
Due to related parties	147,514	—	—
Financial debt, maturities at variable rates
In U.S. dollars	2,757,459	—	—
In pesos	735,334	44,014	1,500,793
Interest	145,860	270,977	79,719
Total financial liabilities	$8,379,511	314,991	1,580,512

Schedule of foreign currency position

Below is the foreign currency position that the Company has as of December 31, 2020, 2019 and 2018.

	December 31,
	2020		2019		2018
		Mexican		Mexican		Mexican
	Dollars	Pesos	Dollars	Pesos	Dollars	Pesos
Assets
Cash and cash equivalents	$479,325	9,562,534	569,569	10,759,165	384,119	7,555,616
Investment in securities at fair value through profit or loss	40,424	806,459	4,576	86,447	19,447	382,519
Investment in securities at fair value through other comprehensive income	47,003	937,715	16,716	315,761	—	—
Accounts receivable	2,683	53,517	2,160	40,809	252	4,950
Total assets	569,435	11,360,225	593,021	11,202,182	403,818	7,943,085

Liabilities
Trade accounts payable	(107,224)	(2,139,115)	(120,699)	(2,280,003)	(194,701)	(3,829,765)
Financial debt	(39,000)	(778,050)	(149,878)	(2,831,191)	(140,186)	(2,757,459)
Lease liabilities	(6,558)	(130,828)	(7,635)	(144,224)	—	—
Total Liabilities	(152,782)	(3,047,993)	(278,212)	(5,255,418)	(334,887)	(6,587,224)
Net asset position	$416,653	8,312,232	314,809	5,946,764	68,931	1,355,861

Schedule of detail of exchange rates

The following is a detail of exchange rates effective during the fiscal year:

				Spot exchange rate at
	Average exchange rate			December 31,
	2020	2019	2018	2020	2019	2018
Dollars	$21.49	19.25	19.23	19.95	18.89	19.67

Schedule of financial instruments at fair value

e)   Financial instruments at fair value

The amounts of accounts payable and accounts receivable approximate their fair value because of their nature and short-term maturities.

The table below summarizes the fair value of the financial instruments that are recognized at amortized cost, together with the carrying amount included in the consolidated statements of financial position:

Liabilities
recorded at	Carrying		Carrying		Carrying
amortized cost	amount	Fair value	amount	Fair value	amount	Fair value
	2020		2019		2018
Financial debt	$2,517,965	2,550,758	4,928,607	4,952,445	5,037,600	5,037,688

Schedule of fair value of financial instruments

The following table summarizes financial instruments carried at fair value:

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Investment in securities at fair value through profit or loss	$1,018,322	—	—	1,018,322
Investment in securities at fair value through other comprehensive income	937,715	—	—	937,715
Derivative financial instruments	—	(194,181)	—	(194,181)
	$1,956,037	(194,181)	—	1,761,856

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Investment in securities at fair value through profit or loss	$186,284	—	—	186,284
Investment in securities at fair value through other comprehensive income	315,761	—	—	315,761
Derivative financial instruments	—	18,098	—	18,098
	$502,045	18,098	—	520,143

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Investment in securities at fair value through profit or loss	$550,068	—	—	550,068
Derivative financial instruments	—	6,570	—	6,570
	$550,068	6,570	—	556,638

Schedule of fair value measurements related to financial liabilities

Information regarding the hierarchy of fair value measurements related to financial liabilities that are not recognized at fair value, but for which disclosures are required, is summarized below:

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Financial debt - bank institutions	$—	(1,059,300)	—	(1,059,300)
Financial debt – debt securities	(1,491,458)	—	—	(1,491,458)
	$(1,491,458)	(1,059,300)	—	(2,550,758)

	Level 1	Level 2	Level 3	Total
As of December 31, 2019
Financial debt - bank institutions	$—	(3,455,810)	—	(3,455,810)
Financial debt – debt securities	(1,496,635)	—	—	(1,496,635)
	$(1,496,635)	(3,455,810)	—	(4,952,445)

	Level 1	Level 2	Level 3	Total
As of December 31, 2018
Financial debt - bank institutions	$—	(3,536,895)	—	(3,536,895)
Financial debt – debt securities	(1,500,793)	—	—	(1,500,793)
	$(1,500,793)	(3,536,895)	—	(5,037,688)

Schedule of sensitivity analysis for types of risks

The following table shows the Company’s sensitivity to an increase and decrease of 15% for 2020, 2019 and 2018 in the “bushell” price of corn and short ton price of soybeans.

	Effect of Increase			Effect of Decrease
	2020	2019	2018	2020	2019	2018
Loss (profit) for the year	$(87,711)	(121,762)	(2,665)	$(12,530)	100,490	105

ii.   Interest rate risk

As described in Note 18, the Company has financial debt denominated in pesos and dollars, which bear interest at variable rates based on TIIE and LIBOR, respectively.

The following table shows the Company’s sensitivity to an increase and decrease of 50 basis points for 2020, 2019 and 2018, in the variable rates to which the Company is exposed.

	Effect of Increase			Effect of Decrease
	2020	2019	2018	2020	2019	2018
Loss (profit) for the year	$13,390	24,465	30,192	$(13,390)	(24,465)	(30,192)

iii.   Exchange risk

As of December 31, 2020, 2019 and 2018, the Company’s net monetary liability position in foreign currency was $  8,312,232,  $5,946,764 and $1,355,861, respectively.

The following table shows the Company’s sensitivity of an increase and decrease of 30% for 2020 and 2019 and 10% for 2018, in exchange rate, which would have an effect in the result from foreign currency position.

	Effect of Increase			Effect of Decrease
	2020	2019	2018	2020	2019	2018
Loss (profit) for the year	$(2,493,673)	(1,784,045)	(135,586)	$2,493,673	1,784,045	135,586